RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In December 2018 and January 2019, the Company’s founders (who are both officers and one of whom is also a director) and certain investors entered into an agreement with a new investor who purchased from them an aggregate of 3,026,554 and 2,783,622 Ordinary shares respectively, and 1,936,725 Preferred A shares with no par value of the Company at a price per share of $0.52. Pursuant to the agreement and subsequent to the purchase of shares by the new investor, the Company converted the purchased shares from Ordinary shares and Preferred A shares into Preferred A-1 shares with no par value of the Company.

During August 2020, the Company’s founders entered into agreement with new investors who purchased from them 5,198,548 Ordinary shares with no par value of the Company for a price per share of $4.23.

The Company has also entered into the following agreements, which were approved by REE’s board of directors in accordance with Israeli law, and also by REE’s shareholders to the extent required by Israeli law.

Joint Ownership Agreement for Company Vehicle. During 2021, REE entered into an agreement with co-founder, director, and CEO Daniel Barel, relating to joint ownership of a company car. REE undertook to provide Daniel Barel with a company car, the value of which is an amount of up to NIS 300 to be borne by REE. The excess cost of the car purchased for such purpose has been, and the ongoing fixed cost of the car will continue to be, borne by Daniel Barel. Such car is registered under REE’s name, but Daniel Barel is entitled to an ownership portion of such car, corresponding to the excess acquisition cost thereof borne by him. The full value of the vehicle is recorded in our balance sheet as of December 31, 2021.

Employment of Daniel Barel’s Father-in-Law. During 2021, REE hired co-founder, director, and CEO Daniel Barel’s father-in-law as an employee in the selling, general, and administrative department.
NOTE 16. RELATED PARTY TRANSACTIONS (cont.)

SpecterX Transaction. On October 29, 2021, REE entered into a license agreement with SpecterX for secure file exchange services. The co-founder and CEO of SpecterX is the brother of co-founder, director, and CEO Daniel Barel. Daniel Barel is also the Chairman of the Board and an investor of SpecterX. REE director Hans Thomas is also an investor of SpecterX. Prior to entering into the agreement with SpecterX, REE conducted an extensive analysis of the available solutions, and determined that SpecterX best met REE’s needs.

Carpentry Services from Nissin Sardes Welding Workshop. During the years ended December 31, 2021 and 2020, REE engaged Nissin Sardes Welding Workshop to provide carpentry and welding services. Nissin Sardes Welding Workshop is owned and operated by co-founder and Chief Technology Officer Ahishay Sardes’ father and brother.

Transactions with the related parties were as follows:

	December 31, 2021	December 31, 2020
Research and development, net	$—	$26
Selling, general and administrative expenses, net	$31	$—

Balances with the related parties were as follows:

	December 31, 2021	December 31, 2020
Property and equipment, net	$—	$33
Trade payables	$37	$9
Employees and payroll accruals	$49	$—